                               NATIONS RESERVES

                       Supplement dated October 31, 2001
                     to Prospectuses dated August 1, 2001

          I. Spring 2002 Reorganization
          The prospectuses for all share classes of Nations Municipal Reserves (the "Fund") are hereby supplemented by adding the following bullet point paragraph and chart at the end of the section entitled "About the Funds -- Other important information":

          . Proposed reorganization -- On October 10, 2001, the Board of
            Trustees of Nations Municipal Reserves approved its reorganization into a newly created successor fund that is substantially identical to the existing Fund. The principal effect of this reorganization would be to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. The Fund's shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at a special shareholder meeting that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of the Fund would be exchanged for shares of equal value of the newly created successor fund.

          II. Modification of Principal Investment Strategies and Risks of Nations Municipal Reserves
              Effective January 1, 2002, the prospectuses for all share classes of Nations Municipal Reserves are hereby supplemented by:

                 1. Modifying the second sentence of the second paragraph under the section entitled "Nations Municipal Reserves -- Principal investment strategies" to eliminate the limitation (currently 20%) on the amount of assets that the Fund may invest in securities that are subject to the federal alternative minimum tax, enabling the Fund to invest all or any portion of its assets in securities subject to such tax. In anticipation of the January 1, 2002 full implementation of the modified principal investment strategies, the Fund may begin to reposition its portfolio on or about December 10, 2001 thereby increasing the amount of assets that the Fund invests in securities whose income may be subject to the federal alternative minimum tax. This repositioning would result in the Fund exceeding the current 20% limitation on the amount of assets whose income may be subject to such tax.

                 2. Modifying the first sentence of the third paragraph under the section entitled "Nations Municipal Reserves -- Principal investment strategies" to read as follows:

                   The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

                   The Fund may invest up to 20% of its assets in money market instruments, including repurchase agreements.

                 3. Modifying the first sentence under the section entitled "Risks and other things to consider -- Tax considerations" to read as follows:

                   Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to the federal alternative minimum tax, state, local and other taxes.

          OCTSUPP4

                              NATIONS FUND TRUST
                              NATIONS FUND, INC.
                               NATIONS RESERVES

                       Supplement dated October 31, 2001
                     to Prospectuses dated August 1, 2001

          I. Spring 2002 Reorganization

              A. The prospectuses for all share classes of the Nations Funds listed in the left column below (each a "Fund") are hereby supplemented by adding the following bullet point paragraph and chart at the end of the section entitled "About the Funds -- Other important information":

              . Proposed reorganization -- On October 10, 2001, the Board of
                Directors/Trustees of each Fund listed in the left column below approved its reorganization into a newly created successor that is substantially identical to the fund shown in the right column of the following chart. The principal effect of this reorganization would be to convert your Fund investment into an investment in a fund with the objective, principal investment strategies and risks of the newly created successor fund. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of the newly created successor to the fund shown in the right column of the chart below.


                                                        Will be reorganized into
                      Fund                            a newly created successor to:

Nations Government Money Market Fund    (right arrow)  Nations Government Reserves
------------------------------------------------------------------------------------

Nations Prime Fund                      (right arrow)  Nations Cash Reserves
------------------------------------------------------------------------------------

Nations Treasury Fund                   (right arrow)  Nations Treasury Reserves
------------------------------------------------------------------------------------

              B. The prospectuses for all share classes of the Nations Funds listed below (each a "Fund") are hereby supplemented by adding the following bullet point paragraph and chart at the end of the section entitled "About the Funds -- Other important information":

              . Proposed reorganization -- On October 10, 2001, the Board of
                Directors/Trustees of each Fund listed in the left column below approved its reorganization into a newly created successor fund that is substantially identical to the existing Fund. The principal effect of this reorganization would be to redomicile each Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of the newly created successor fund.

    MMOCTSUPP


                                                              Will be reorganized into
                       Fund                                 a newly created successor to:
Nations Government Reserves               (right arrow) Nations Government Reserves
-----------------------------------------------------------------------------------------------
Nations Cash Reserves                     (right arrow) Nations Cash Reserves
-----------------------------------------------------------------------------------------------
Nations Treasury Reserves                 (right arrow) Nations Treasury Reserves
-----------------------------------------------------------------------------------------------
Nations Tax Exempt Fund                   (right arrow) Nations Tax-Exempt Reserves
-----------------------------------------------------------------------------------------------
Nations Municipal Reserves                (right arrow) Nations Municipal Reserves
-----------------------------------------------------------------------------------------------
Nations Money Market Reserves             (right arrow) Nations Money Market Reserves
-----------------------------------------------------------------------------------------------
Nations California Tax-Exempt Reserves    (right arrow) Nations California Tax-Exempt Reserves
-----------------------------------------------------------------------------------------------


          II. Modification of Principal Investment Strategies and Risks of Nations Tax Exempt Fund and Nations Municipal Reserves

              A. Effective January 1, 2002, the prospectuses for all share classes of Nations Tax Exempt Fund are hereby supplemented by:

                 1. Modifying the second sentence of the second paragraph under the section entitled "Nations Tax Exempt Fund -- Principal investment strategies" to state that the Fund will invest 100% of its assets, rather than 80%, in securities that pay interest that is free from federal income and alternative minimum taxes.

                 2. Deleting the third paragraph under the section entitled "Nations Tax Exempt Fund -- Principal investment strategies."

                 3. Deleting the sentence in the fourth bullet point under the section entitled "Nations Tax Exempt Fund -- Risks and other things to consider" that reads: Distributions paid to you from the Fund's interest on private activity bonds may be subject to the federal alternative minimum tax.

              B. Effective January 1, 2002, the prospectuses for all share classes of Nations Municipal Reserves are hereby supplemented by:

                 1. Modifying the second sentence of the second paragraph under the section entitled "Nations Municipal Reserves -- Principal investment strategies" to eliminate the limitation (currently 20%) on the amount of assets that the Fund may invest in securities that are subject to the federal alternative minimum tax, enabling the Fund to invest all or any portion of its assets in securities subject to such tax. In anticipation of the January 1, 2002 full implementation of the modified principal investment strategies, the Fund may begin to reposition its portfolio on or about December 10, 2001 thereby increasing the amount of assets that the Fund invests in securities whose income may be subject to the federal alternative minimum tax. This repositioning would result in the Fund exceeding the current 20% limitation on the amount of assets whose income may be subject to such tax.

                 2. Modifying the first sentence of the third paragraph under the section entitled "Nations Municipal Reserves -- Principal investment strategies" to read as follows:

                   The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

                   The Fund may invest up to 20% of its assets in money market instruments, including repurchase agreements.

                 3. Modifying the first sentence under the section entitled "Risks and other things to consider -- Tax considerations" to read as follows:

                   Most of the distributions paid by the Fund come from interest on municipal securities, which is generally free from federal income tax, but may be subject to the federal alternative minimum tax, state, local and other taxes.

                                      3